Note Commitments and Contingencies (Schedule of Direct Exposure to Puerto Rico Government by Maturity) (Detail) - PR Government Direct Exposure - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	$ 669,337	$ 1,017,088
From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	67,250
From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	1,627
From Public Corporation - Puerto Rico Aqueduct And Sewer Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	42,665
From Public Corporation - Puerto Rico Electric Power Authority [Member]
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	42,292
From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	4
From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	501,901	474,567
Total concentration of risk	515,499
Outstanding Balance
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	577,759	811,026
Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	16,456
Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	1,627
Outstanding Balance | From Public Corporation - Puerto Rico Aqueduct And Sewer Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	15,479
Outstanding Balance | From Public Corporation - Puerto Rico Electric Power Authority [Member]
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	42,292
Outstanding Balance | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	4
Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	501,901
Loans Member | Outstanding Balance
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	502,251	689,045
Loans Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Loans Member | Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Loans Member | Outstanding Balance | From Public Corporation - Puerto Rico Aqueduct And Sewer Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	15,000
Loans Member | Outstanding Balance | From Public Corporation - Puerto Rico Electric Power Authority [Member]
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	42,270
Loans Member | Outstanding Balance | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Loans Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	444,981
Securities Investment Member | Outstanding Balance
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	75,508	$ 121,981
Securities Investment Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	16,456
Securities Investment Member | Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	1,627
Securities Investment Member | Outstanding Balance | From Public Corporation - Puerto Rico Aqueduct And Sewer Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	479
Securities Investment Member | Outstanding Balance | From Public Corporation - Puerto Rico Electric Power Authority [Member]
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	22
Securities Investment Member | Outstanding Balance | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	4
Securities Investment Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	56,920
Within 1 year | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	50,794
Within 1 year | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	4
Within 1 year | From Public Corporation - Puerto Rico Aqueduct And Sewer Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	42,186
Within 1 year | From Public Corporation - Puerto Rico Electric Power Authority [Member]
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	42,270
Within 1 year | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	69,006
Within 1 year | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Within 1 year | Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	4
Within 1 year | Outstanding Balance | From Public Corporation - Puerto Rico Aqueduct And Sewer Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	15,000
Within 1 year | Outstanding Balance | From Public Corporation - Puerto Rico Electric Power Authority [Member]
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	42,270
Within 1 year | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	55,408
Within 1 year | Loans Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Within 1 year | Loans Member | Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Within 1 year | Loans Member | Outstanding Balance | From Public Corporation - Puerto Rico Aqueduct And Sewer Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	15,000
Within 1 year | Loans Member | Outstanding Balance | From Public Corporation - Puerto Rico Electric Power Authority [Member]
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	42,270
Within 1 year | Loans Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	52,488
Within 1 year | Securities Investment Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Within 1 year | Securities Investment Member | Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	4
Within 1 year | Securities Investment Member | Outstanding Balance | From Public Corporation - Puerto Rico Aqueduct And Sewer Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Within 1 year | Securities Investment Member | Outstanding Balance | From Public Corporation - Puerto Rico Electric Power Authority [Member]
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Within 1 year | Securities Investment Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	2,920
After 1 and within 5 years | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	883
After 1 and within 5 years | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	1,579
After 1 and within 5 years | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	144,590
After 1 and within 5 years | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	883
After 1 and within 5 years | Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	1,579
After 1 and within 5 years | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	144,590
After 1 and within 5 years | Loans Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 1 and within 5 years | Loans Member | Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 1 and within 5 years | Loans Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	130,935
After 1 and within 5 years | Securities Investment Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	883
After 1 and within 5 years | Securities Investment Member | Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	1,579
After 1 and within 5 years | Securities Investment Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	13,655
After 5 to 10 years | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	2,842
After 5 to 10 years | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	44
After 5 to 10 years | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	4
After 5 to 10 years | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	158,207
After 5 to 10 years | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	2,842
After 5 to 10 years | Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	44
After 5 to 10 years | Outstanding Balance | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	4
After 5 to 10 years | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	158,207
After 5 to 10 years | Loans Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 5 to 10 years | Loans Member | Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 5 to 10 years | Loans Member | Outstanding Balance | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 5 to 10 years | Loans Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	138,187
After 5 to 10 years | Securities Investment Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	2,842
After 5 to 10 years | Securities Investment Member | Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	44
After 5 to 10 years | Securities Investment Member | Outstanding Balance | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	4
After 5 to 10 years | Securities Investment Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	20,020
After 10 years | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	12,731
After 10 years | From Public Corporation - Puerto Rico Aqueduct And Sewer Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	479
After 10 years | From Public Corporation - Puerto Rico Electric Power Authority [Member]
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	22
After 10 years | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	143,696
After 10 years | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	12,731
After 10 years | Outstanding Balance | From Public Corporation - Puerto Rico Aqueduct And Sewer Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	479
After 10 years | Outstanding Balance | From Public Corporation - Puerto Rico Electric Power Authority [Member]
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	22
After 10 years | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	143,696
After 10 years | Loans Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 10 years | Loans Member | Outstanding Balance | From Public Corporation - Puerto Rico Aqueduct And Sewer Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 10 years | Loans Member | Outstanding Balance | From Public Corporation - Puerto Rico Electric Power Authority [Member]
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 10 years | Loans Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	123,371
After 10 years | Securities Investment Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	12,731
After 10 years | Securities Investment Member | Outstanding Balance | From Public Corporation - Puerto Rico Aqueduct And Sewer Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	479
After 10 years | Securities Investment Member | Outstanding Balance | From Public Corporation - Puerto Rico Electric Power Authority [Member]
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	22
After 10 years | Securities Investment Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	$ 20,325